Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
March 31, 2026
STM-NPRT1-0526
1.814658.121
Municipal Securities - 94.0%
	Principal Amount (a)	Value ($)
Alabama - 7.7%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,440,553
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,705,000	1,721,048
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	1,715,000	1,699,737
TOTAL ELECTRIC UTILITIES		3,420,785
General Obligations - 7.1%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,014,499
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	95,000	97,696
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	795,000	824,757
Black Belt Energy Gas District 5% 5/1/2030 (BP PLC Guaranteed)	2,125,000	2,225,808
Black Belt Energy Gas District 5% 5/1/2031 (BP PLC Guaranteed)	4,050,000	4,267,244
Black Belt Energy Gas District 5% 5/1/2032 (BP PLC Guaranteed)	4,330,000	4,572,286
Black Belt Energy Gas District 5% 5/1/2033 (BP PLC Guaranteed)	7,025,000	7,436,160
Black Belt Energy Gas District 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	2,590,000	2,706,659
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,500,000	1,572,566
Black Belt Energy Gas District 5% 7/1/2032 (Goldman Sachs Group Inc/The Guaranteed)	4,720,000	4,948,796
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,870,316
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,207,609
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,335,222
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,318,832
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,599,718
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,048,788
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	18,350,000	19,250,469
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,446,784
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,990,000	7,349,459
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,568,289
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2028 (PNC Financial Services Group Inc/The Guaranteed)	3,000,000	3,108,766
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2029 (PNC Financial Services Group Inc/The Guaranteed)	2,500,000	2,612,555
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2030 (PNC Financial Services Group Inc/The Guaranteed)	3,500,000	3,677,162
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2031 (PNC Financial Services Group Inc/The Guaranteed)	4,000,000	4,216,202
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2032 (PNC Financial Services Group Inc/The Guaranteed)	5,000,000	5,271,396
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,501,541
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,453,523
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,813,722
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,252,424
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,494,150
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity and Life Co Guaranteed)	1,175,000	1,195,764
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity and Life Co Guaranteed)	2,000,000	2,033,502
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity and Life Co Guaranteed)	1,580,000	1,607,114
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity and Life Co Guaranteed)	1,250,000	1,271,925
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity and Life Co Guaranteed)	1,400,000	1,423,223
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,589,969
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,589,406
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,440,946
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,209,511
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2031 (New York Life Insurance Co Guaranteed)	1,250,000	1,333,513
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2032 (New York Life Insurance Co Guaranteed)	1,590,000	1,704,480
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2033 (New York Life Insurance Co Guaranteed)	1,625,000	1,746,570
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2034 (New York Life Insurance Co Guaranteed)	1,850,000	1,993,223
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	36,880,000	39,132,196
TOTAL GENERAL OBLIGATIONS		205,334,740
Health Care - 0.4%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,547,311
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	558,297
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	514,397
TOTAL TRANSPORTATION		1,072,694
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,272,864
TOTAL ALABAMA		223,088,947
Alaska - 0.4%
General Obligations - 0.3%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (c)	240,000	240,371
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	1,300,000	1,371,549
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029	2,000,000	2,151,584
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030	2,000,000	2,187,222
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031	1,500,000	1,662,912
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032	1,750,000	1,961,332
TOTAL GENERAL OBLIGATIONS		9,574,970
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	735,000	722,662
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (c)	1,510,000	1,526,504
TOTAL ALASKA		11,824,136
Arizona - 2.2%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,108,906
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,547,789
TOTAL EDUCATION		2,656,695
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Inc Insured)	200,000	201,142
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Inc Insured)	250,000	257,171
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,017,749
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	900,000	946,276
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	600,000	641,981
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	903,535
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	228,985
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,245,000	1,251,539
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,011,884
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz Gen. Oblig. 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,800,000	1,982,978
TOTAL GENERAL OBLIGATIONS		11,443,240
Health Care - 1.0%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,221,634
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,222,232
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,303,783
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,539,137
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,782,412
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,656,414
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,067,508
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,353,117
TOTAL HEALTH CARE		25,146,237
Housing - 0.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	6,930,000	6,892,493
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	8,765,000	8,904,537
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3% tender 12/1/2035 (b)(c)	6,700,000	6,699,336
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,002,609
TOTAL ARIZONA		63,745,147
Arkansas - 0.1%
General Obligations - 0.1%
Pea Ridge Ark Sch Dist No 109 2% 2/1/2033	200,000	175,541
Van Buren Ark Sch Dist No 042 2% 2/1/2034	955,000	817,701
TOTAL GENERAL OBLIGATIONS		993,242
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	902,915
TOTAL ARKANSAS		1,896,157
California - 5.6%
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev Series 2024 D, 5% 7/1/2030	1,185,000	1,276,904
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2032	1,500,000	1,657,911
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	4,975,000	5,578,853
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	2,165,000	2,434,048
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2028	2,310,000	2,414,792
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2029	4,200,000	4,461,428
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	4,100,000	4,302,592
TOTAL ELECTRIC UTILITIES		22,126,528
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2028 (Escrowed to Maturity)	2,055,000	2,191,906
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,010
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (c)	5,000	5,129
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (c)	15,000	15,727
TOTAL ESCROWED/PRE-REFUNDED		2,217,772
General Obligations - 1.8%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,010,548
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,300,000	1,383,311
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	10,225,000	10,660,343
California Community Choice Financing Authority Series 2025D, 5% 1/1/2031 (Forethought Life Insurance Co Guaranteed)	3,830,000	3,956,842
California Community Choice Financing Authority Series 2025D, 5% 7/1/2030 (Forethought Life Insurance Co Guaranteed)	1,850,000	1,912,783
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	13,000,000	13,772,314
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,167,948
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028	1,395,000	1,484,467
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,033,652
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,174,068
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,049,042
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,316,527
State of California Gen. Oblig. 4% 11/1/2026	700,000	706,620
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,240,716
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,210,442
TOTAL GENERAL OBLIGATIONS		50,079,623
Housing - 0.1%
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3% tender 2/1/2057 (b)	3,000,000	2,996,894
Other - 0.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,215,768
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	739,457
TOTAL OTHER		6,955,225
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	4,100,000	4,100,129
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	4,400,000	4,396,931
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 2.875% tender 11/1/2046 (b)(c)	2,750,000	2,748,516
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.25% tender 11/1/2042 (b)(c)(e)	2,050,000	2,049,844
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.25% tender 11/1/2042 (b)(c)(e)	3,650,000	3,649,722
TOTAL RESOURCE RECOVERY		16,945,142
Transportation - 2.1%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,181,505
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,004,954
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (c)	1,340,000	1,372,583
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (c)	2,885,000	3,013,823
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	3,025,000	3,212,132
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (c)	1,545,000	1,549,378
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	1,615,000	1,655,260
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (c)	2,645,000	2,652,495
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,825,000	1,828,136
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (c)	3,395,000	3,469,481
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	985,000	1,023,996
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2032 (c)	1,000,000	1,093,276
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2033 (c)	1,375,000	1,512,637
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2029 (Assured Guaranty Inc Insured) (c)	1,675,000	1,778,620
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2030 (Assured Guaranty Inc Insured) (c)	880,000	947,449
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2031 (Assured Guaranty Inc Insured) (c)	925,000	1,007,595
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2032 (Assured Guaranty Inc Insured) (c)	970,000	1,067,373
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2033 (Assured Guaranty Inc Insured) (c)	2,035,000	2,255,234
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (c)	1,000,000	1,005,433
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (Escrowed to Maturity) (c)	2,405,000	2,446,379
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	4,535,000	4,543,370
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	4,590,000	4,689,708
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	6,130,000	6,404,163
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	4,100,000	4,356,458
TOTAL TRANSPORTATION		61,071,438
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (d)	1,435,000	1,347,987
TOTAL CALIFORNIA		163,740,609
Colorado - 1.3%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,337,335
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,004,107
Health Care - 1.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,150,843
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,215,229
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,389,185
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,260,000	4,598,029
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	12,895,618
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,037,064
TOTAL HEALTH CARE		29,285,968
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	465,000	469,187
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	240,000	242,571
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	1,135,000	1,183,156
TOTAL HOUSING		1,894,914
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	1,205,000	1,263,215
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,768,183
TOTAL TRANSPORTATION		3,031,398
TOTAL COLORADO		36,553,722
Connecticut - 1.8%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,374,884
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,722,391
TOTAL EDUCATION		5,097,275
General Obligations - 0.8%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,279,267
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,087,878
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	2,978,203
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,102,781
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,092,427
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,031,243
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,670,000	1,865,136
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	2,245,000	2,537,045
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	828,515
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	820,320
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,920,000	3,232,894
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,014,745
TOTAL GENERAL OBLIGATIONS		23,870,454
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (e)(g)	1,315,000	723,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (e)(g)	940,000	517,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	255,587
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	311,356
TOTAL HEALTH CARE		1,807,193
Special Tax - 0.8%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,635,493
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,286,198
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,035,822
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,101,210
TOTAL SPECIAL TAX		22,058,723
TOTAL CONNECTICUT		52,833,645
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	595,000	609,808
District Of Columbia - 0.2%
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,145,013
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,834,076
District Of Columbia,Virginia - 1.3%
Transportation - 1.3%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	12,905,000	13,053,775
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	20,500,000	21,508,336
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	3,800,000	3,986,911
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		38,549,022
Florida - 4.1%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,954,938
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	738,949
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	491,799
TOTAL EDUCATION		3,185,686
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	533,419
General Obligations - 1.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	14,000,000	14,703,541
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	3,275,000	3,441,779
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	2,450,000	2,623,633
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,442,070
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	440,471
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	357,849
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	639,920
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	611,460
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	569,625
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	724,310
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2029 (Assured Guaranty Inc Insured)	2,200,000	2,344,231
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	5,280,000	5,660,615
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,625,000	1,770,031
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,121,622
TOTAL GENERAL OBLIGATIONS		37,451,157
Health Care - 1.1%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,920,000
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,205,795
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,252,584
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,926,040
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,382,713
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	3,517,000	3,868,497
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,449,935
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,491,410
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	156,428
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	7,000,000	7,535,095
TOTAL HEALTH CARE		32,188,497
Housing - 0.2%
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,676,175
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	2,830,000	2,794,931
TOTAL HOUSING		5,471,106
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,405,000	2,405,260
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	3,150,000	3,152,580
TOTAL RESOURCE RECOVERY		5,557,840
Special Tax - 0.3%
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,415,000	1,497,375
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2030 (Assured Guaranty Inc Insured)	900,000	967,657
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2031 (Assured Guaranty Inc Insured)	3,000,000	3,267,196
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2029 (Assured Guaranty Inc Insured)	935,000	989,432
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,280,000	1,376,223
TOTAL SPECIAL TAX		8,097,883
Transportation - 0.9%
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	1,300,000	1,313,950
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	545,000	550,848
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	1,940,000	1,999,209
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	1,105,000	1,184,308
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,288,476
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Inc Insured)	8,200,000	8,443,286
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (c)	1,640,000	1,745,129
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (c)	2,845,000	3,066,365
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (c)	2,790,000	3,040,407
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (c)	3,145,000	3,444,421
TOTAL TRANSPORTATION		26,076,399
TOTAL FLORIDA		118,561,987
Georgia - 5.0%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,200,000
Electric Utilities - 1.3%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	10,485,000	10,412,158
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,297,937
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,503,591
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,378,765
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	774,057
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	528,832
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	528,832
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,075,143
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	322,543
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,471,659
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	626,818
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	4,685,000	4,608,694
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,568,746
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,162,988
TOTAL ELECTRIC UTILITIES		37,260,763
General Obligations - 3.0%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,160,845
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,174,726
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,055,871
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,550,000	3,714,517
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	10,966,925
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,961,221
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,871,890
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,413,840
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,280,000	2,416,061
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,250,000	1,294,030
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,700,000	2,819,674
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citigroup Inc Guaranteed)	3,500,000	3,671,056
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,283,132
TOTAL GENERAL OBLIGATIONS		85,803,788
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	2,340,000	2,344,400
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	302,488
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	256,075
TOTAL OTHER		558,563
Transportation - 0.6%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (c)	3,000,000	3,016,528
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (c)	4,000,000	4,100,241
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (c)	1,920,000	2,038,775
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (c)	1,315,000	1,415,791
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (c)	2,015,000	2,104,975
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (c)	5,635,000	5,983,591
TOTAL TRANSPORTATION		18,659,901
TOTAL GEORGIA		145,827,415
Hawaii - 0.5%
General Obligations - 0.5%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,037,376
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	805,098
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,014,514
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,059,929
TOTAL GENERAL OBLIGATIONS		13,916,917
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	1,000,000	1,038,710
TOTAL HAWAII		14,955,627
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	120,000	120,814
Illinois - 6.0%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,659,493
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	300,010
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	500,217
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	266,452
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	340,300
TOTAL EDUCATION		3,066,472
General Obligations - 3.1%
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,859,017
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (d)	3,500,000	3,417,595
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,136,745
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2032	13,250,000	14,124,222
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,077,878
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,325,071
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	862,025
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,113,779
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	559,453
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	576,477
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	293,291
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	304,244
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	336,724
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	370,694
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,418,056
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,628,781
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,344,180
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	5,964,552
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,127,227
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	1,120,000	1,170,803
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,059,270
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,146,640
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,626,440
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,276,104
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,823,341
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	2,460,000	2,478,020
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,800,000	4,165,972
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,305,000	1,261,458
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	2,952,850
TOTAL GENERAL OBLIGATIONS		87,800,909
Health Care - 1.2%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	1,745,000	1,812,708
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,910,368
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,625,000
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,179,018
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,588,112
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,108,232
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,309,832
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,453,645
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,957,939
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	982,240
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,227,615
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,835,876
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,815,000	3,030,652
TOTAL HEALTH CARE		35,021,237
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	325,000	313,872
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	300,000	300,177
TOTAL HOUSING		614,049
Resource Recovery - 0.2%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2044 (b)(c)	7,250,000	7,255,937
Special Tax - 1.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	644,339
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	363,135
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	200,739
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	150,471
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	343,239
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	365,294
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	487,638
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	306,391
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	284,819
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	299,653
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,056,522
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	806,093
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,089,649
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	2,440,000	2,165,509
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,690,000	3,262,972
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	5,020,000	4,518,420
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,967,749
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,419,247
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,509,466
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,802,928
TOTAL SPECIAL TAX		30,044,273
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	1,595,000	1,620,913
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	215,000	217,984
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	865,192
TOTAL TRANSPORTATION		2,704,089
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,928,618
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,925,000	2,008,138
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2029	1,500,000	1,594,646
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2030	750,000	811,327
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	430,000	478,400
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2030	1,000,000	1,090,435
TOTAL WATER & SEWER		7,911,564
TOTAL ILLINOIS		174,418,530
Indiana - 2.2%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2029 (c)	1,050,000	1,088,189
Electric Utilities - 0.3%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	600,000
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	1,025,000	1,025,000
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,245,000	8,378,193
TOTAL ELECTRIC UTILITIES		10,003,193
General Obligations - 0.4%
Lafayette Ind Sew Wks Rev 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	555,000	463,217
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,543
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,543
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,341,774
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	905,895
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	858,319
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,065,449
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,386,438
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,103,234
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,560,907
TOTAL GENERAL OBLIGATIONS		10,832,319
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	643,795
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	757,135
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,132,044
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,870,000	7,596,271
TOTAL HEALTH CARE		15,129,245
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,280,000	2,233,115
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	455,000	448,552
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	510,000	508,904
TOTAL HOUSING		3,190,571
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	15,985,000	16,040,724
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,093,632
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	1,875,000	1,874,747
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (b)(c)	2,825,000	2,824,619
TOTAL RESOURCE RECOVERY		4,699,366
TOTAL INDIANA		65,077,239
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	1,000,000	1,049,745
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	1,000,000	1,052,493
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	1,770,000	1,848,813
TOTAL IOWA		3,951,051
Kansas - 0.0%
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University Of Kansas Hospital Authority Proj.) 5% tender 3/1/2055 (b)(f)	1,325,000	1,413,878
Kentucky - 2.0%
Electric Utilities - 0.6%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	9,750,000	9,649,943
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,684,436
TOTAL ELECTRIC UTILITIES		15,334,379
General Obligations - 0.5%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,013,001
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,037,176
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,193,293
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	4,000,000	4,233,123
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,501,962
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,768,348
TOTAL GENERAL OBLIGATIONS		14,746,903
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,044,484
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,630,500
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,400,354
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,607,807
TOTAL HEALTH CARE		11,683,145
Housing - 0.4%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,365,000	12,415,634
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (c)	1,100,000	1,157,401
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (c)	1,175,000	1,252,429
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (c)	1,350,000	1,452,917
TOTAL TRANSPORTATION		3,862,747
TOTAL KENTUCKY		58,042,808
Louisiana - 1.0%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	875,000	943,898
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,329,915
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,759,074
TOTAL INDUSTRIAL DEVELOPMENT		7,088,989
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2030 (c)	6,250,000	6,616,417
New Orleans LA Aviation Board 5% 1/1/2031 (c)	6,000,000	6,416,499
New Orleans LA Aviation Board 5% 1/1/2032 (c)	7,000,000	7,552,374
TOTAL TRANSPORTATION		20,585,290
TOTAL LOUISIANA		28,618,177
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	577,345
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	633,341
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	534,249
TOTAL EDUCATION		1,744,935
General Obligations - 0.0%
Auburn ME Series 2021, 2% 11/1/2033	400,000	346,281
Auburn ME Series 2021, 2% 11/1/2034	400,000	337,749
Brunswick ME 2% 11/1/2031	1,015,000	923,618
TOTAL GENERAL OBLIGATIONS		1,607,648
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	691,326
TOTAL MAINE		4,043,909
Maryland - 1.2%
General Obligations - 0.3%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,137,755
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,583,772
TOTAL GENERAL OBLIGATIONS		8,721,527
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,518,454
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	670,000	668,022
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	605,000	607,130
TOTAL HOUSING		1,275,152
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,418,464
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,347,935
TOTAL SPECIAL TAX		2,766,399
Transportation - 0.7%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (c)	1,805,000	1,853,156
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Inc Insured) (c)	1,400,000	1,508,870
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,640,000	1,794,033
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured) (c)	2,425,000	2,668,971
Maryland St Transn Auth Series 2024 A, 5% 7/1/2031	3,770,000	4,179,979
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	4,915,000	4,909,190
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	4,030,000	3,971,348
TOTAL TRANSPORTATION		20,885,547
TOTAL MARYLAND		36,167,079
Massachusetts - 0.6%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	1,900,000	1,908,453
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (c)	3,675,000	3,802,706
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (c)	2,650,000	2,814,103
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	1,390,000	1,396,184
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,480,625
TOTAL EDUCATION		12,402,071
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,404,506
Health Care - 0.1%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,019,304
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	984,461
TOTAL HEALTH CARE		3,003,765
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (d)	1,000,000	907,643
Transportation - 0.0%
Massachusetts St Port Auth Rev 5% 7/1/2027 (c)	500,000	512,909
TOTAL MASSACHUSETTS		18,230,894
Michigan - 1.5%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,844,955
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,244,767
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,481,174
TOTAL EDUCATION		5,570,896
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,998,321
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,177,516
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,395,931
TOTAL ELECTRIC UTILITIES		6,571,768
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,014
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,083,309
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,214,949
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,352,194
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,489,120
Portage MI Pub Schs 5% 11/1/2028	985,000	986,716
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2030 (State of Michigan Guaranteed)	1,300,000	1,409,772
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2032 (State of Michigan Guaranteed)	1,250,000	1,391,241
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2033 (State of Michigan Guaranteed)	1,050,000	1,177,961
TOTAL GENERAL OBLIGATIONS		14,105,262
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	552,961
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	923,897
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	758,858
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026 (Escrowed to Maturity)	1,230,000	1,233,515
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	606,221
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	753,223
TOTAL HEALTH CARE		4,828,675
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	545,000	543,931
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,260,000	1,240,785
TOTAL HOUSING		1,784,716
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(c)	5,500,000	5,539,069
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	523,462
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,064,481
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,339,254
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,093,446
TOTAL SPECIAL TAX		4,020,643
TOTAL MICHIGAN		42,426,043
Minnesota - 0.7%
Health Care - 0.5%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,400,011
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	530,000	562,991
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,505,000	2,683,992
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	460,000	497,743
TOTAL HOUSING		3,744,726
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	3,800,000	3,857,757
TOTAL MINNESOTA		20,002,494
Mississippi - 0.1%
Health Care - 0.1%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (e)	900,000	909,645
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	821,330
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,145,091
TOTAL MISSISSIPPI		2,876,066
Missouri - 0.4%
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2015B, 3.5% 12/1/2032	1,390,000	1,370,295
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,521,988
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	185,000	186,205
TOTAL HOUSING		2,708,193
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	3,155,000	3,325,535
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (c)	4,065,000	4,140,371
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,566,124
TOTAL TRANSPORTATION		5,706,495
TOTAL MISSOURI		13,110,518
Montana - 0.2%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	660,000	699,766
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,400,000	1,383,557
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	1,590,000	1,586,150
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	125,000	126,186
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,085,000	1,070,555
TOTAL HOUSING		4,166,448
TOTAL MONTANA		4,866,214
Nebraska - 1.2%
General Obligations - 0.7%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,815,199
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,235,000	10,834,242
TOTAL GENERAL OBLIGATIONS		20,649,441
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	335,000	335,635
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	220,000	219,841
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	845,000	937,051
TOTAL HOUSING		1,492,527
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (c)	750,000	753,600
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (c)	1,275,000	1,305,196
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (c)	1,830,000	1,896,772
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (c)	1,000,000	1,050,170
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,540,000	1,590,481
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Inc Insured) (c)	1,620,000	1,705,473
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Inc Insured) (c)	1,175,000	1,255,944
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Inc Insured) (c)	2,020,000	2,186,745
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Inc Insured) (c)	1,275,000	1,392,342
TOTAL TRANSPORTATION		13,136,723
TOTAL NEBRASKA		35,278,691
Nevada - 0.7%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	676,563
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	735,000	744,354
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	538,347
TOTAL ELECTRIC UTILITIES		1,959,264
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,291,485
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,167,868
TOTAL GENERAL OBLIGATIONS		3,459,353
Transportation - 0.5%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	6,000,000	6,155,580
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,311,607
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (c)	1,000,000	1,059,853
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (c)	875,000	935,202
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (c)	1,225,000	1,318,489
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (c)	1,250,000	1,350,947
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (c)	1,400,000	1,517,094
TOTAL TRANSPORTATION		14,648,772
TOTAL NEVADA		20,067,389
New Hampshire - 0.9%
Education - 0.9%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,519,343
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,519,343
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,519,343
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,519,053
TOTAL EDUCATION		26,077,082
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,172,524
TOTAL NEW HAMPSHIRE		27,249,606
New Jersey - 4.0%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	3,165,000	3,207,667
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,444,210
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,104,732
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	400,000	447,431
TOTAL EDUCATION		6,204,040
General Obligations - 3.1%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,410,000	3,448,082
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,587,836
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,100,919
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	321,927
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,880,548
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,472,483
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	11,265,000	11,043,269
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	1,150,000	1,128,149
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	6,420,000	6,109,263
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,820,000	1,731,909
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	1,370,000	1,223,890
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	11,015,000	9,114,365
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	5,400,000	4,468,232
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,644,392
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,355,122
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,517,722
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,231,166
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,510,606
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,174,408
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,318,882
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,086,635
TOTAL GENERAL OBLIGATIONS		92,469,805
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,766,061
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	3,977,656
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,234,427
New Jersey Turnpike Authority 5% 1/1/2028	810,000	831,541
New Jersey Turnpike Authority 5% 1/1/2030 (f)	1,805,000	1,905,688
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2031	3,075,000	3,377,721
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,081,744
TOTAL TRANSPORTATION		14,408,777
TOTAL NEW JERSEY		115,848,683
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 10/15/2029 (c)	8,500,000	9,097,696
Port Auth NY & NJ Series 223, 5% 7/15/2026 (c)	2,250,000	2,263,483
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	3,055,000	3,127,656
Port Auth NY & NJ Series 223, 5% 7/15/2028 (c)	2,500,000	2,621,492
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	2,700,000	2,791,048
Port Auth NY & NJ Series 242, 5% 12/1/2028 (c)	11,915,000	12,580,493
TOTAL NEW JERSEY,NEW YORK		32,481,868
New Mexico - 0.5%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	9,825,449
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,680,000	1,801,992
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	1,575,000	1,585,199
TOTAL HOUSING		3,387,191
TOTAL NEW MEXICO		13,212,640
New York - 7.7%
Education - 0.1%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	503,197
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	674,648
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	708,990
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	747,842
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,058,929
TOTAL EDUCATION		3,693,606
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,336,865
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,230,636
TOTAL ELECTRIC UTILITIES		10,567,501
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,015
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	993,261
New York State Dormitory Authority 5% 3/15/2029	580,000	618,410
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	581,092
TOTAL ESCROWED/PRE-REFUNDED		2,208,778
General Obligations - 1.7%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,618,665
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,084,992
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,008,029
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,085,505
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	19,720,941
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	491,814
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,038,714
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	415,362
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	710,939
TOTAL GENERAL OBLIGATIONS		50,174,961
Health Care - 0.2%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2032	2,250,000	2,525,141
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	2,450,000	2,764,539
TOTAL HEALTH CARE		5,289,680
Housing - 1.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,577,828
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	695,802
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,243,847
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,688,691
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,465,000	3,371,040
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,679,844
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,389,574
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	205,000	204,368
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (c)	1,580,000	1,593,897
TOTAL HOUSING		28,444,891
Special Tax - 2.3%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,329,409
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	4,625,000	5,070,832
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,311,117
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2031	7,500,000	8,298,415
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,400,000	2,611,555
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,016,254
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,047,209
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,804,623
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,319,711
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,152,772
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	7,930,489
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	375,000	400,948
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,864,585
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,486,574
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,477,242
TOTAL SPECIAL TAX		67,121,735
Transportation - 1.9%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,519,143
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	5,903,055
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (d)	7,825,000	6,997,196
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,537,106
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,528,997
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (c)	1,180,000	1,193,629
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,268,090
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,293,992
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,370,484
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	13,300,000	13,453,616
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	12,605,000	12,959,276
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	600,000	625,934
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (c)	1,350,000	1,377,297
Syracuse Regional Airport Authority 5% 7/1/2026 (c)	1,145,000	1,148,911
Syracuse Regional Airport Authority 5% 7/1/2027 (c)	1,515,000	1,540,621
TOTAL TRANSPORTATION		56,717,347
TOTAL NEW YORK		224,218,499
North Carolina - 1.0%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,122,591
Health Care - 0.3%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,658,021
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,330,388
TOTAL HEALTH CARE		8,988,409
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	2,340,000	2,357,669
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,080,000	1,165,454
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	755,000	853,843
TOTAL HOUSING		4,376,966
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (c)	735,000	753,419
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	4,500,000	4,612,772
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (c)	1,675,000	1,749,793
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (c)	865,000	918,510
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,357,881
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,484,697
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	355,000	362,750
TOTAL TRANSPORTATION		13,239,822
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	753,104
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	797,227
TOTAL WATER & SEWER		1,550,331
TOTAL NORTH CAROLINA		29,278,119
North Dakota - 0.1%
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	915,000	901,440
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	2,575,000	2,520,133
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	385,000	416,637
TOTAL NORTH DAKOTA		3,838,210
Ohio - 2.0%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,328,103
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	407,476
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,757,932
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,842,124
TOTAL ELECTRIC UTILITIES		9,007,532
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2026 (Escrowed to Maturity)	375,000	380,538
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2027 (Escrowed to Maturity)	205,000	212,727
TOTAL ESCROWED/PRE-REFUNDED		593,265
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	5,988,239
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,771,845
TOTAL GENERAL OBLIGATIONS		7,760,084
Health Care - 0.7%
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,100,210
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,025,886
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,043,449
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	589,884
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,351,267
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,898,451
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,810,943
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	3,350,000	3,376,572
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,010,000	1,037,451
TOTAL HEALTH CARE		20,234,113
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	140,000	141,578
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	11,350,000	11,223,312
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,340,000	1,464,530
TOTAL HOUSING		12,829,420
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (c)	4,640,000	4,989,497
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,645,000	2,872,387
TOTAL TRANSPORTATION		7,861,884
TOTAL OHIO		59,614,401
Oklahoma - 0.6%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,534,167
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	240,000	262,888
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	270,000	301,521
TOTAL HOUSING		564,409
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2032	1,650,000	1,821,906
TOTAL OKLAHOMA		16,920,482
Oregon - 0.2%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (d)	2,300,000	2,151,574
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	151,037
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	153,360
TOTAL HEALTH CARE		304,397
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,515,000	1,522,849
Port of Portland Arpt Rev 5% 7/1/2029 (c)	430,000	455,915
TOTAL TRANSPORTATION		1,978,764
TOTAL OREGON		4,434,735
Pennsylvania - 2.5%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	970,000	243,761
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,249,210
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,232,194
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,172,539
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,860,450
TOTAL ELECTRIC UTILITIES		7,514,393
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,079,337
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,086,433
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,855,473
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,498,967
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	756,665
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	250,000	254,635
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	245,000	250,004
TOTAL GENERAL OBLIGATIONS		14,781,514
Health Care - 0.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,450,186
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,841,419
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,814,551
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,058,560
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,001,253
TOTAL HEALTH CARE		20,165,969
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	225,000	224,823
Resource Recovery - 0.3%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 2.875% tender 6/1/2049 (b)(c)	8,200,000	8,195,576
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	2,000,000	2,031,744
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (c)	2,250,000	2,327,923
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,014,818
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	777,166
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,600,000	2,883,575
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,100,000	3,238,423
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (c)	1,830,000	1,940,291
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	2,745,000	2,944,073
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2031 (c)	2,000,000	2,163,486
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2032 (c)	2,600,000	2,837,919
TOTAL TRANSPORTATION		22,159,418
TOTAL PENNSYLVANIA		73,285,454
Puerto Rico - 0.3%
General Obligations - 0.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,391,522
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (e)	7,500,000	7,741,926
TOTAL PUERTO RICO		10,133,448
Rhode Island - 0.5%
Education - 0.1%
Rhode Island St Student Ln 5% 12/1/2026 (c)	1,200,000	1,218,094
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	355,000	355,170
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	1,000,000	1,011,888
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	510,000	532,323
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (c)	900,000	924,425
TOTAL EDUCATION		4,041,900
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,085,866
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,098,678
TOTAL GENERAL OBLIGATIONS		2,184,544
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	1,350,000	1,454,020
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	620,000	618,524
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	470,000	460,357
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	270,000	271,325
TOTAL HOUSING		1,350,206
Tobacco Bonds - 0.3%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,430,806
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	981,703
TOTAL TOBACCO BONDS		4,412,509
TOTAL RHODE ISLAND		13,443,179
South Carolina - 0.7%
Education - 0.2%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	566,861
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	629,906
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,879,854
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	908,174
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	971,366
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,100,702
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,226,367
TOTAL EDUCATION		7,283,230
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	680,773
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	779,521
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	508,039
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	467,712
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	846,777
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	673,145
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	825,270
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,107,551
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,954,222
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	273,591
TOTAL ELECTRIC UTILITIES		8,116,601
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,076,698
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	877,158
TOTAL GENERAL OBLIGATIONS		1,953,856
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	255,425
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	273,404
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	259,787
TOTAL HEALTH CARE		788,616
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	525,000	529,362
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	825,000	901,307
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2032	270,000	294,288
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2033	150,000	164,468
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2034	250,000	276,675
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2032	210,000	229,873
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2033	240,000	264,721
TOTAL HOUSING		2,660,694
TOTAL SOUTH CAROLINA		20,802,997
South Dakota - 0.3%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	6,645,000	7,025,985
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	560,000	604,009
TOTAL SOUTH DAKOTA		7,629,994
Tennessee - 2.7%
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,027,944
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,678,542
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,264,921
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,592,668
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,019,308
TOTAL ELECTRIC UTILITIES		14,583,383
General Obligations - 0.8%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2031 (Pacific Life Insurance Co Guaranteed)	3,000,000	3,193,510
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	2,350,000	2,497,302
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2033 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,659,503
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2032 (Massachusetts Mutual Life Insurance Co Guaranteed)	400,000	426,191
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	2,230,000	2,379,637
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	12,110,000	12,922,186
TOTAL GENERAL OBLIGATIONS		24,078,329
Health Care - 0.2%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,723,349
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,560,000	1,657,261
TOTAL HEALTH CARE		5,380,610
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	1,040,000	1,024,058
Resource Recovery - 0.0%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3% tender 7/2/2035 (b)(c)	700,000	699,865
Transportation - 1.2%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	2,000,000	2,009,301
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (c)	2,435,000	2,496,022
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (c)	3,125,000	3,252,062
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (c)	3,800,000	4,012,124
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (c)	3,000,000	3,205,247
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2030 (c)	1,800,000	1,934,248
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2031 (c)	1,900,000	2,064,861
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2032 (c)	2,400,000	2,623,862
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2033 (c)	1,875,000	2,062,687
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2030 (c)	1,455,000	1,563,517
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2031 (c)	1,250,000	1,358,461
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2032 (c)	1,250,000	1,366,595
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2033 (c)	3,675,000	4,042,868
TOTAL TRANSPORTATION		31,991,855
TOTAL TENNESSEE		77,758,100
Texas - 12.7%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,425,000
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2032 (c)	1,250,000	1,311,139
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Inc Insured)	4,690,000	5,098,992
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,000,000	2,229,271
TOTAL EDUCATION		11,064,402
Electric Utilities - 2.3%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,584,336
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,650,000	1,752,143
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,100,000	1,186,299
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Inc Insured)	1,000,000	1,093,180
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2028 (Assured Guaranty Inc Insured)	350,000	365,363
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2029 (Assured Guaranty Inc Insured)	300,000	318,571
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2030 (Assured Guaranty Inc Insured)	400,000	431,381
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2031 (Assured Guaranty Inc Insured)	400,000	437,272
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2032 (Assured Guaranty Inc Insured)	425,000	469,048
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2033 (Assured Guaranty Inc Insured)	350,000	389,568
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2034 (Assured Guaranty Inc Insured)	625,000	700,425
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2035 (Assured Guaranty Inc Insured)	500,000	563,030
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2036 (Assured Guaranty Inc Insured)	525,000	592,582
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Inc Insured)	1,385,000	1,422,024
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	2,610,000	2,884,309
Lower Colorado River Authority Series 2025 A, 5% 5/15/2033	3,000,000	3,338,302
Lower Colorado River Authority Series 2025 B, 5% 5/15/2032	4,355,000	4,812,707
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	4,170,000	4,541,912
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,485,524
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,607,679
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,185,630
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	9,875,000	9,823,798
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	12,825,000	12,711,679
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	2,245,000	2,213,062
TOTAL ELECTRIC UTILITIES		66,909,824
Escrowed/Pre-Refunded - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (b)	4,490,000	4,495,481
General Obligations - 4.5%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,085,954
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,101,843
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,243,999
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,390,000	1,391,832
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,575,935
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,148,125
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,208,483
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,188,297
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,386,610
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,342,161
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	3,920,000	4,190,945
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,230,301
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,752,203
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,069,481
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,084,567
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,372,785
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,802,204
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	423,829
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,470,027
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,063,791
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,639,592
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	663,909
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	679,227
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,063,977
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,579,169
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,611,805
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,181,621
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,006,455
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (d)	5,630,000	4,813,600
Leander Independent School District Series 2025 A, 0% 8/15/2028 (Permanent Sch Fund of Texas Guaranteed) (d)	980,000	913,897
Leander Independent School District Series 2025 A, 0% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed) (d)	620,000	559,411
Leander Independent School District Series 2025 A, 0% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed) (d)	560,000	487,442
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,202,356
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	532,274
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,624,903
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	777,776
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,328,955
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,908,086
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,703,565
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,315,527
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,001,453
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,452,806
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,167,304
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,592,812
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,111,963
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,250,000	3,281,128
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,720,000	9,841,550
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,360,000	9,421,616
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,290,618
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,055,214
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,127,777
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,202,053
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,100,394
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (c)	4,845,000	4,846,553
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (c)	5,085,000	5,156,761
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,892,671
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,113,124
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	919,738
TOTAL GENERAL OBLIGATIONS		131,302,454
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,444,984
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,637,192
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,579,639
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,098,601
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	1,850,000	1,981,835
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	2,700,000	2,965,917
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	11,000,000	11,755,803
TOTAL HEALTH CARE		43,463,971
Housing - 0.2%
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2026A, 3.35% tender 11/1/2044 (b)	4,000,000	3,937,434
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,620,000	3,959,165
TOTAL HOUSING		7,896,599
Resource Recovery - 0.3%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3% tender 5/1/2050 (b)(c)	2,700,000	2,699,732
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 2.875% tender 6/1/2055 (b)(c)	4,700,000	4,697,465
TOTAL RESOURCE RECOVERY		7,397,197
Special Tax - 0.2%
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)(f)	6,240,000	6,187,128
Transportation - 2.5%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	500,000	502,665
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	905,000	927,680
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,263,079
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,632,356
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	13,000,000	14,043,718
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,100,000	1,167,460
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,454,873
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2031 (Assured Guaranty Inc Insured)	750,000	819,167
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,781,004
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	2,845,000	2,878,825
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	2,885,000	2,975,853
Love Field TX Arpt Mod Rev 5% 11/1/2028 (c)	11,150,000	11,663,623
Love Field TX Arpt Mod Rev 5% 11/1/2029 (c)	11,705,000	12,412,291
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	1,075,000	1,076,607
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,960,000	1,962,791
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,086,766
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,500,000	1,508,150
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,460,000	1,467,933
TOTAL TRANSPORTATION		72,624,841
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,784,924
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,144,538
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,143,275
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,616,857
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,588,542
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,323,113
TOTAL WATER & SEWER		17,601,249
TOTAL TEXAS		368,943,146
Utah - 1.0%
General Obligations - 0.0%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,465,200
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,293,923
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	3,000,000	2,992,522
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,156,539
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	771,035
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	510,000	522,781
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,550,000	2,564,048
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	5,000,000	5,466,380
TOTAL TRANSPORTATION		10,480,783
TOTAL UTAH		28,232,428
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,045,000	1,048,815
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	350,000	355,551
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	425,000	435,953
Vermont St Stud Assit Corp 5% 6/15/2029 (c)	400,000	413,945
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	560,000	568,882
TOTAL EDUCATION		2,823,146
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,328,000	1,298,220
TOTAL VERMONT		4,121,366
Virginia - 0.4%
Electric Utilities - 0.2%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	1,997,539
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	1,950,000	1,937,232
TOTAL ELECTRIC UTILITIES		3,934,771
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,322,270
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,135,727
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	921,562
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,686,097
TOTAL HEALTH CARE		3,743,386
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,079,868
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	769,168
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,048,665
TOTAL TRANSPORTATION		1,817,833
TOTAL VIRGINIA		11,898,128
Washington - 2.9%
Electric Utilities - 0.0%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	1,615,000	1,511,009
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,612,948
Health Care - 2.1%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	2,560,000	2,580,766
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	2,425,000	2,496,159
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	16,880,000	17,844,627
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2030	16,000,000	17,232,398
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	19,500,000	21,534,541
TOTAL HEALTH CARE		61,688,491
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	385,549
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	381,819
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	591,282
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	456,433
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,300,179
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	512,656
TOTAL HOUSING		3,627,918
Transportation - 0.6%
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	3,655,000	3,680,790
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	2,260,000	2,322,690
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	6,320,000	6,611,760
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	3,900,000	4,156,676
TOTAL TRANSPORTATION		16,771,916
TOTAL WASHINGTON		85,212,282
West Virginia - 0.4%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	6,620,000	6,727,276
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	785,297
TOTAL ELECTRIC UTILITIES		7,512,573
Industrial Development - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	4,915,000	4,934,092
TOTAL WEST VIRGINIA		12,446,665
Wisconsin - 3.1%
General Obligations - 0.3%
Iowa Cnty Wis Gen. Oblig. Series 2020, 2% 6/1/2033	825,000	698,528
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,281,953
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2032 (f)	2,175,000	2,378,407
TOTAL GENERAL OBLIGATIONS		9,358,888
Health Care - 2.8%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	395,000	399,356
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,101,653
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,218,558
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,799,361
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,046,152
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,687,874
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,070,000	3,263,770
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,688,153
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,195,929
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	16,320,000	17,483,841
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	24,290,000	26,901,471
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,760,203
TOTAL HEALTH CARE		78,546,321
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	730,000	717,761
Resource Recovery - 0.0%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3% tender 9/1/2027 (b)(c)	1,400,000	1,399,731
TOTAL WISCONSIN		90,022,701
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	373,766
TOTAL MUNICIPAL SECURITIES (Cost $2,746,480,265)		2,740,278,002

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $158,021,764)	2.60	157,990,166	158,021,764

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,904,502,029)	2,898,299,766
NET OTHER ASSETS (LIABILITIES) - 0.6%	16,906,112
NET ASSETS - 100.0%	2,915,205,878

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,039,469 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	132,114,716	170,711,280	144,804,232	947,918	-	-	158,021,764	157,990,166	4.1%
Total	132,114,716	170,711,280	144,804,232	947,918	-	-	158,021,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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